INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of deferred income and social contribution taxes

	December 31, 2023	December 31, 2022

Tax loss	1,209,968	1,207,096
Negative tax basis of social contribution	457,030	445,250

Assets - temporary differences
Provision for judicial liabilities	324,158	268,596
Operating provisions and other losses	1,214,807	999,028
Exchange rate variations	2,384,153	4,297,503
Amortization of fair value adjustments arising from business combinations	654,358	680,142
Unrealized profit on inventories	151,578	363,052
Leases	356,110	364,838
	6,752,162	8,625,505

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,301,654	1,023,103
Property, plant and equipment - deemed cost	1,137,483	1,217,349
Depreciation for tax-incentive reason(1)	799,857	869,997
Capitalized loan costs	640,063	210,834
Fair value of biological assets	1,115,432	703,274
Deferred taxes, net of fair value adjustments	370,947	398,950
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	150,691	194,121
Derivatives gains (“MtM”)	678,090	9,164
Other temporary differences	24,109	13,416
	6,218,326	4,640,208

Non-current assets	545,213	3,986,415
Non-current liabilities	11,377	1,118

Schedule of accumulated tax losses and social contribution tax loss carryforwards

	December 31, 2023	December 31, 2022

Tax loss carried forward	4,839,872	4,828,384
Negative tax basis of social contribution carried forward	5,078,111	4,947,222

Schedule of changes in net balance of deferred income tax

	December 31, 2023	December 31, 2022

Opening balance	3,985,297	8,729,929
Tax loss	2,872	50,220
Negative tax basis of social contribution	11,780	34,176
Provision for judicial liabilities	55,562	19,251
Operating provisions and other losses	215,779	33,898
Exchange rate variation	(1,913,350)	(2,257,699)
Derivative gains (“MtM”)	(668,926)	(2,202,857)
Amortization of fair value adjustments arising from business combinations	2,219	8,970
Unrealized profit on inventories	(211,474)	64,164
Leases	(8,728)	(8,534)
Goodwill - tax benefit on unamortized goodwill	(278,551)	(276,614)
Property, plant and equipment - deemed cost	79,866	99,510
Depreciation accelerated for tax-incentive reason	70,140	74,952
Capitalized loan costs	(429,229)	(111,435)
Fair value of biological assets	(412,158)	(272,308)
Credits on exclusion of ICMS from the PIS/COFINS tax base	43,430	3,906
Other temporary differences	(10,693)	(4,232)
Closing balance	533,836	3,985,297

Schedule of changes in the effects of income tax and social contribution on profit or loss

	December 31, 2023	December 31, 2022	December 31, 2021

Net income (loss) before taxes	17,997,216	28,655,581	8,832,957
Income tax and social contribution benefit (expense) at the statutory nominal rate of 34%	(6,119,053)	(9,742,898)	(3,003,205)

Tax effect on permanent differences
Taxation (difference) on profits of subsidiaries in Brazil and abroad (1)	1,688,656	4,915,243	3,445,206
Equity method	(6,589)	96,685	44,309
Thin capitalization (2)	(46,796)	(505,553)	(603,612)
Interest on own capital	510,000
Credit related to the Reintegra Program	7,176	7,829	7,398
Director bonuses	(4,907)	(12,208)	(15,656)
Tax incentives (3)	128,650	51,839	16,443
Donations/Fines – Other	(47,972)	(71,631)	(88,308)
	(3,890,835)	(5,260,694)	(197,425)
Income tax
Current	(352,577)	(464,312)	(276,431)
Deferred	(2,561,991)	(3,485,267)	69,669
	(2,914,568)	(3,949,579)	(206,762)
Social Contribution
Current	(42,815)	(46,584)	(15,684)
Deferred	(933,452)	(1,264,531)	25,021
	(976,267)	(1,311,115)	9,337
Income and social contribution benefits (expenses) for the year	(3,890,835)	(5,260,694)	(197,425)

Effective rate of income and social contribution tax expenses	21.62%	18.36%	2.24%

(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.
(2)The Brazilian thin capitalization rules establish that interest paid or credited by a Brazilian entity to a related party abroad may only be deducted for income tax and social contribution purposes if the interest expense is viewed as necessary for the activities of the local entity, and when certain limits and requirements are met. On December 31, 2023 and 2022, the Company did not meet all of the limits and requirements, and therefore the expense is not deductible for the period.

Schedule of tax incentives

Area/Regions	Company	Maturity

Northeast Development Superintendence (“SUDENE”)
Eunápolis (BA)	Veracel	2025
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2025